SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.100	$ 0.102	$ 0.100
Number of options outstanding	12,310,000
Weighted average remaining contractual life (years)	2 years 9 months
Number of options exercisable	8,421,665
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.05
Number of options outstanding	2,000,000
Weighted average remaining contractual life (years)	3 months 3 days
Number of options exercisable	2,000,000
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.12
Number of options outstanding	2,580,000
Weighted average remaining contractual life (years)	8 months 8 days
Number of options exercisable	1,719,998
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.11
Number of options outstanding	1,000,000
Weighted average remaining contractual life (years)	3 years 7 days
Number of options exercisable	1,000,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.125
Number of options outstanding	520,000
Weighted average remaining contractual life (years)	1 year 9 months 10 days
Number of options exercisable	346,666
Exercise Price 5
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	5,300,000
Weighted average remaining contractual life (years)	4 years 8 months 23 days
Number of options exercisable	2,650,000
Exercise Price 6
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	910,000
Weighted average remaining contractual life (years)	2 years 8 months 23 days
Number of options exercisable	705,000